Share Incentive Plan	12 Months Ended
Dec. 31, 2022
Share Incentive Plan [Abstract]
SHARE INCENTIVE PLAN

NOTE 13 — SHARE INCENTIVE PLAN

On January 19, 2022, the Company’s Board of Directors adopted the 2022 Incentive Option Plan (“Plan”). A total of 1,307,027 Ordinary Shares were reserved and subject to the Plan. The Plan is intended as an incentive to retain directors, officers, employees, consultants and advisers of the Company. As of December 31, 2022, the Company had not granted awards under the Plan.